Summary of arm’s length transactions with related parties (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Loan taken		$ 104,587	₨ 8,716,246	₨ 3,825,988	₨ 553,128
Loan repaid		$ 112,792	9,400,045	3,087,688	325,852
Bank charges			25,120	78,091	5,546
Trade receivable			530	530
Loan			622,178	525,638
Significant Influence Group Companies [Member]
IfrsStatementLineItems [Line Items]
Loan taken				821,900
Loan repaid			821,900
Unsecured loan from third party investor			42,712	42,838
Bank charges				47,765
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Recovery of expenses			594	102	824
Loan given			6,300	1,000	2,500
Interest income			460		₨ 4,240
Trade receivable	[1],[2]		530	530
Other financial assets	[1]
Loan	[1]		6,300
Unsecured loan from third party investor (refer to note 32)	[1],[2]			821,900
Interest accrued	[1],[2]			₨ 43,842

[1]	Provision for impairment on loans to joint venture is INR Nil (March 31, 2023: INR 1,000). Cumulative provision for impairment on loans to joint venture as on March 31, 2024 is INR 73,719 (March 31, 2023: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2024 is INR Nil (March 31, 2023: INR Nil), refer to note 27.
[2]	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2023: 530). Provision for impairment on trade receivables INR Nil (March 31, 2023: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2024 is INR 530 (March 31, 2023: INR 530), refer to note 26.